Securities (Fair value and gross unrealized losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities
Less than 12 months, fair value	$ 461,003	$ 78,022
Less than 12 months, unrealized (losses)	(21,912)	(997)
12 months or more, fair value	37,423	0
12 months or more, unrealized (losses)	(4,637)	0
Total, fair value	498,426	78,022
Total, unrealized (losses)	(26,549)	(997)
Held-to-maturity Securities
Less than 12 months, fair value	211,326	57,572
Less than 12 months, unrealized (losses)	(18,293)	(363)
12 months or more, fair value	22,579	0
12 months or more, unrealized (losses)	(2,421)	0
Total, fair value	233,905	57,572
Total, unrealized (losses)	(20,714)	(363)
U.S. Government agency securities [Member]
Held-to-maturity Securities
Less than 12 months, fair value	110,435	57,572
Less than 12 months, unrealized (losses)	(13,661)	(363)
12 months or more, fair value	22,579	0
12 months or more, unrealized (losses)	(2,421)	0
Total, fair value	133,014	57,572
Total, unrealized (losses)	(16,082)	(363)
Agency CMOs [Member]
Held-to-maturity Securities
Less than 12 months, fair value	98,082
Less than 12 months, unrealized (losses)	(4,465)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	98,082
Total, unrealized (losses)	(4,465)
Municipal securities [Member]
Held-to-maturity Securities
Less than 12 months, fair value	2,809
Less than 12 months, unrealized (losses)	(167)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	2,809
Total, unrealized (losses)	(167)
U.S. Government agency securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	8,077	24,748
Less than 12 months, unrealized (losses)	(918)	(252)
12 months or more, fair value	21,849	0
12 months or more, unrealized (losses)	(3,151)	0
Total, fair value	29,926	24,748
Total, unrealized (losses)	(4,069)	(252)
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	62,500
Less than 12 months, unrealized (losses)	(3,295)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	62,500
Total, unrealized (losses)	(3,295)
Agency CMOs [Member]
Available-for-sale Securities
Less than 12 months, fair value	363,993	53,274
Less than 12 months, unrealized (losses)	(16,182)	(745)
12 months or more, fair value	15,574	0
12 months or more, unrealized (losses)	(1,486)	0
Total, fair value	379,567	53,274
Total, unrealized (losses)	(17,668)	(745)
Municipal securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	26,433
Less than 12 months, unrealized (losses)	(1,517)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	26,433
Total, unrealized (losses)	$ (1,517)